Commitments	12 Months Ended
Dec. 31, 2012
Commitments
20.	COMMITMENTS

	December 31, 2012	December 31, 2011
Capital expenditure
Authorized South Africa - KDC	401.0	373.7

South Africa - Beatrix	104.8	87.1
South Africa - South Deep	446.3	433.1
Ghana - Tarkwa	110.9	126.5
Ghana - Damang	9.8	16.9
Peru - Cerro Corona	6.4	44.7
Australia - St Ives	175.7	150.3
Australia - Agnew	1.6	10.4
Other	0.8	0.4

	1,257.3	1,243.1

Contracted for	244.6	245.7
Other guarantees	0.5	1.7

The Group also provides environmental obligation guarantees with respect to its South African, Ghanaian and Australian operations. These guarantees, amounting to $193.8 million at December 31, 2012 (December 31, 2011: 154.4 million) have not been included in the amount of guarantees of $0.5 million (December 31, 2011: $1.7 million) because they are fully provided for under the related asset retirement obligation.

Commitments will be funded from internal cash resources and borrowings as necessary. All the contracted capital expenditure as at December 31, 2012 and December 31, 2011 relates to obligations within the next 12 months. The expenditure relates to mining development, infrastructure and hostel upgrades.